BUSINESS COMBINATIONS (Details) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 28, 2013	Dec. 31, 2011 Business	Dec. 29, 2012	Dec. 28, 2013 SE Panel and Lumber Supply, LLC [Member]	Dec. 28, 2013 Premier Laminating Services, Inc. [Member]	Dec. 28, 2013 Premier Laminating Services, Inc. [Member] Non-compete Agreements [Member]	Dec. 28, 2013 Premier Laminating Services, Inc. [Member] Customer Relationships [Member]	Dec. 28, 2013 Millry Mill Company, Inc. [Member]	Dec. 28, 2013 Millry Mill Company, Inc. [Member] Non-compete Agreements [Member]	Dec. 28, 2013 Millry Mill Company, Inc. [Member] Customer Relationships [Member]	Dec. 28, 2013 Custom Caseworks, Inc. [Member]	Dec. 28, 2013 Custom Caseworks, Inc. [Member] Non-compete Agreements [Member]	Dec. 28, 2013 Custom Caseworks, Inc. [Member] Customer Relationships [Member]	Dec. 29, 2012 Nepa Pallet and Container Co., Inc. [Member]	Dec. 28, 2013 Nepa Pallet and Container Co., Inc. [Member]	Dec. 28, 2013 Nepa Pallet and Container Co., Inc. [Member] Non-compete Agreements [Member]	Dec. 28, 2013 Nepa Pallet and Container Co., Inc. [Member] Customer Relationships [Member]	Dec. 29, 2012 MSR Forest Products, LLC [Member]	Dec. 28, 2013 MSR Forest Products, LLC [Member]	Dec. 28, 2013 MSR Forest Products, LLC [Member] Non-compete Agreements [Member]	Dec. 28, 2013 MSR Forest Products, LLC [Member] Customer Relationships [Member]
Business Acquisition [Line Items]
Number of businesses acquired		0
Company Name				SE Panel and Lumber Supply, LLC (“SE Panel”)	Premier Laminating Services, Inc. (“Premier Laminating”)			Millry Mill Company, Inc. (“Millry”)			Custom Caseworks, Inc. (“Custom Caseworks”)			Nepa Pallet and Container Co., Inc. (“Nepa”)				MSR Forest Products, LLC (“MSR”)
Acquisition Date				Nov. 08, 2013	May 31, 2013			Feb. 28, 2013			Dec. 31, 2012			Nov. 05, 2012				May 16, 2012
Purchase Price				$ 2,181,000	$ 696,000			$ 2,323,000			$ 6,278,000			$ 16,175,000				$ 3,208,000
Intangible Assets				0	250,000	250,000,000	0	50,000	50,000,000	0	2,000,000	220,000,000	620,000,000	1,350,000		330,000,000	0	1,164,000		0	0
Net Tangible Assets				2,181,000	446,000			2,273,000			4,278,000			14,825,000				2,044,000
Operating Segment				Eastern Division	Western Division			Eastern Division			Western Division			Western Division				Eastern Division
Business Description				A distributor of Olympic Panel overlay concrete forming panels and commodity lumber products to the concrete forming and construction industries. Facility is located in South Daytona, FL. SE Panel had annual sales of $5.4 million.	A business specialized in environmentally sustainable laminated wooden products. Facility is located in Perris, CA. Premier Laminating had annual sales of $6.2 million.			A highly specialized export mill that produces rough dimension boards and lumber. Facility is located in Millry, AL. Millry had annual sales of $4.7 million.			A high-precision business-to-business manufacturer of engineered wood products in many commercial markets. Facility is located in Sauk Rapids, MN. Custom Caseworks had annual sales of $7 million.			Manufactures pallets, containers and bins for agricultural and industrial customers. Facilities are located in Snohomish, Yakima and Wenatchee, WA. NEPA had trailing twelve month sales of $25 million.				Supplies roof trusses and cut-to-size lumber to manufactured housing customers. Facilities are located in Haleyville, AL and Waycross, GA. MSR had annual sales of $10 million.
Acquired entity, prior year sales				5,400,000	6,200,000			4,700,000			7,000,000							10,000,000
Trailing twelve month sales														25,000,000
Amounts reclassified from goodwill to amortizable intangible assets	1,400,000
Goodwill	160,146,000	154,702,000	159,316,000		0			0			1,160,000,000				1,020,000,000				1,164,000,000
Goodwill - Tax Deductible					$ 0			$ 0			$ 1,160,000,000				$ 1,020,000,000				$ 1,164,000,000